Leases - Operating Leases Lessee Maturities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Lessor, Operating Lease, Payment to be Received, Recognized
2025 (Remaining 6 months)	$ 28,308
2026	42,580
2027	16,753
2028	15,392
2029	13,837
2030 and thereafter	29,382
Total	$ 146,252